Schedule of deferred tax liability (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Notes and other explanatory information [abstract]
Opening balance	€ (2,198)
Recognised on acquisition of QIND		(2,198)
Released to profit or loss	256
Closing balance	€ (1,942)	€ (2,198)